Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments
Schedule of short-term investments

	December 31,
	2020	2019

	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	187,961	73,986
RMB	612	—
HK$	10,973	22,025
	199,546	96,011

Note: The weighted average effective interest rate on bank deposits for the years ended December 31, 2020 and 2019 was 1.06% per annum and 2.65% per annum respectively (with maturities ranging from 91 to 180 days and 91 to 129 days respectively).